RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

32— RELATED PARTY TRANSACTIONS

On August 19, 2019, EDAP Technomed Co. Ltd. (Japan) contracted a loan amounting to JPY 80,000,000. As a current practice in Japan, this loan required a personal warranty from the representative director, president and CEO of the subsidiary Mr. Jean-François Bachelard. EDAP TMS S.A., as the parent company, counter-warranted this personal loan and agreed to indemnify Mr. Bachelard, in an indemnification letter dated September 12, 2019 expiring upon loan maturity date of August 26, 2026.

On August 2, 2019, EDAP Technomed Inc. contracted a car lease amounting to $28,756.44. This lease required a personal warranty from the president of the subsidiary Mr. Marc Oczachowski. EDAP TMS S.A., as the parent company, counter-warranted this personal lease warranty and agreed to indemnify Mr. Marc Oczachowski, in an indemnification letter dated July 1, 2019, expiring upon car lease maturity date of July 2, 2022.

On April 22, 2020, EDAP Technomed Co. Ltd (Japan) contracted another loan amounting to JPY 50,000,000 requiring a personal warranty from the representative director, president and CEO of the subsidiary Mr. Jean-François Bachelard. EDAP TMS S.A., as the parent company, counter-warranted this personal loan and agreed to indemnify Mr. Bachelard, in an indemnification letter dated June 2, 2020, expiring upon loan maturity date of April 2, 2025.

On April 27, 2021, EDAP Technomed Sdn Bdh (Malaysia) contracted with Maybank to issue a Performance Guarantee amounting to MYR 8,000.00, expiring on June 30, 2023. As a current practice in Malaysia, any bank guarantee requires a personal warranty from the representative director, president and CEO of the subsidiary Mr. Hervé de Soultrait. Consequently, Mr. de Soultrait personally counter-garanteed this Performance Guarantee by making a fixed deposit of MYR 8,000.00 to Maybank, valid until June 30, 2023.